Summary of Notional Amounts of Over-the-counter Derivatives and Exchange-traded Derivatives Based on Their Contractual Terms to Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount	$ 638,996	$ 592,440
Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	138,449
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	348,087
Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	152,460
Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	23,423,169	22,454,393
Derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	10,490,316
Derivatives [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	9,140,718
Derivatives [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	3,792,135
Derivatives [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	19,233,076	18,664,947
Derivatives [member] | Interest rate contracts [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,377,932	1,191,392
Derivatives [member] | Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	628,416	536,831
Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	16,974,557	16,530,539
Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	111,734	196,960
Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	140,437	209,225
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	7,640,768
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	1,216,853
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	587,097
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	5,709,984
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	57,925
Derivatives [member] | Interest rate contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	68,909
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	8,118,177
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Futures contract [member]
Disclosure of financial assets [line items]
Notional amount	161,079
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	37,685
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	7,805,585
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	49,922
Derivatives [member] | Interest rate contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	63,906
Derivatives [member] | Interest rate contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	3,474,131
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Notional amount	3,634
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,458,988
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	3,887
Derivatives [member] | Interest rate contracts [member] | Later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	7,622
Derivatives [member] | Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Notional amount	3,789,967	3,446,557
Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	231,601	264,309
Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	2,021,332	1,915,885
Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	51,216	35,585
Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	36,959	26,569
Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,448,859	1,204,209
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	2,565,965
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	212,749
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,970,612
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	47,078
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	32,091
Derivatives [member] | Foreign exchange contracts [member] | Not later than one year [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	303,435
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	914,391
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	16,914
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	49,521
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	4,138
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	4,868
Derivatives [member] | Foreign exchange contracts [member] | Later than one year and not later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	838,950
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	309,611
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	1,938
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,199
Derivatives [member] | Foreign exchange contracts [member] | Later than five years [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Notional amount	306,474
Derivatives [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Notional amount	14,691	16,258
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	12,156	13,204
Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	2,535	3,054
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	1,677
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	1,455
Derivatives [member] | Credit Derivative Contracts [member] | Not later than one year [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	222
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	6,518
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,077
Derivatives [member] | Credit Derivative Contracts [member] | Later than one year and not later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	1,441
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	6,496
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swaps-protection purchased [member]
Disclosure of financial assets [line items]
Notional amount	5,624
Derivatives [member] | Credit Derivative Contracts [member] | Later than five years [member] | Credit default swap-protection sold [member]
Disclosure of financial assets [line items]
Notional amount	872
Derivatives [member] | Other contracts [member]
Disclosure of financial assets [line items]
Notional amount	385,435	326,631
Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	221,265	191,474
Derivatives [member] | Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	164,170	$ 135,157
Derivatives [member] | Other contracts [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Notional amount	281,906
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	147,064
Derivatives [member] | Other contracts [member] | Not later than one year [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	134,842
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Notional amount	101,632
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	73,149
Derivatives [member] | Other contracts [member] | Later than one year and not later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	28,483
Derivatives [member] | Other contracts [member] | Later than five years [member]
Disclosure of financial assets [line items]
Notional amount	1,897
Derivatives [member] | Other contracts [member] | Later than five years [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,052
Derivatives [member] | Other contracts [member] | Later than five years [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 845